Significant Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current
Allowance for doubtful debt	$ 3,633	¥ 25,224	¥ 7,533
Accrued salary and welfare	4,355	30,236	22,843
Accrued expenses	570	3,955	4,474
Property and equipment	232	1,612	1,487
Deferred government grant-current	29	201	321
Valuation allowance	(2,574)	(17,866)	(5,545)
Net current deferred tax assets	6,245	43,362	31,113
Non-current
Tax losses	29,164	202,485	46,283
Property and equipment	1,942	13,486	18,783
Intangible assets	181	1,254	1,772
Capital lease	3,365	23,364	15,061
Deferred government grant-non-current	677	4,700	5,259
Depreciation and amortization generated from acquisitions	842	5,849	7,163
Valuation allowance	(27,916)	(193,824)	(47,421)
Net non-current deferred tax assets	8,255	57,314	46,900
Total deferred tax assets	14,500	100,676	78,013
Non-current
Intangible assets	21,317	148,003	204,236
Property and equipment	13,350	92,687	69,038
Capitalized interest expense	1,698	11,789	6,700
Gain generated from equity method investments	3,200	22,221	13,238
Total non-current deferred tax liabilities	$ 39,565	¥ 274,700	¥ 293,212